Shareholder Report, Holdings (Details)	Oct. 31, 2024
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class F | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class F | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class F | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class F | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class F | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class F | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class F | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class F | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class F | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class F | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class F | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class F | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Z | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Z | Nippon Life Insurance Co 470brnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | Bankof America Corp 610 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | Emera Inc 675due 61576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Corestates Capital I I I 595due 21527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | I N G Groep N V 575 Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Transcanada Trust 5875due 81576brnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Enbridge Inc 825due 11584brnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Sempra 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%